Stock-Based Compensation and Employee Benefit Plans (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Retirement Savings Plan
Employer match of employee contributions up to three percent of the employee's gross earnings under the 401 (k) plan (as a percent)	100.00%
Employer match of employee contributions for the next two percent of employee's gross earnings under 401 (k) plan (as a percent)	50.00%
Percentage of employee's gross earnings matched 50% by the employer (as a percent)	2.00%
Annual match contribution per employee under 401 (k) plan	$ 10
Period of service required for employees to become fully vested in employer match contributions	3 years
Period of service required to be completed by employees to become eligible to participate under PSP	1000 hours
Amount accrued for PSP	$ 3,723
Minimum
Retirement Savings Plan
Period of service required by employees to become eligible to participate under the 401 (k) plan	6 months
Percentage of contribution by employees under 401 (k) plan	1.00%
Maximum
Retirement Savings Plan
Percentage of contribution by employees under 401 (k) plan	50.00%
Percentage of employee's gross earnings matched 100% by the employer	3.00%